FAIR VALUE MEASUREMENT - Estimate Fair Value of Financial Instruments Not Carried at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Loans	$ 6,082	$ 6,854
Liabilities
Deposits	1,317,230	1,280,671
Purchased credit deteriorated	16,455	24,956	$ 12,783	$ 12,315
Total loans	667,767	675,883
Corporate
Assets
Loans	6,070	6,840
Liabilities
Purchased credit deteriorated	2,415	4,776	$ 2,727	$ 2,645
Total loans	291,233	289,409
Carrying value
Assets
Investments, net of allowance	221,900	110,300
Securities borrowed and purchased under agreements to resell	110,800	109,500
Loans	644,800	643,300
Other financial assets	351,900	383,200
Liabilities
Deposits	1,315,600	1,278,700
Securities loaned and sold under agreements to repurchase	134,600	139,300
Long-term debt	171,800	204,600
Other financial liabilities	111,100	102,400
Fair value
Assets
Investments, net of allowance	221,000	113,200
Securities borrowed and purchased under agreements to resell	110,800	109,500
Loans	659,600	663,900
Other financial assets	351,900	383,200
Liabilities
Deposits	1,316,200	1,278,800
Securities loaned and sold under agreements to repurchase	134,600	139,300
Long-term debt	184,600	221,200
Other financial liabilities	111,100	102,400
Fair value | Corporate
Liabilities
Total loans	6,070	6,840
Fair value | Level 1
Assets
Investments, net of allowance	111,800	23,300
Securities borrowed and purchased under agreements to resell	0	0
Loans	0	0
Other financial assets	242,100	291,500
Liabilities
Deposits	0	0
Securities loaned and sold under agreements to repurchase	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Fair value | Level 2
Assets
Investments, net of allowance	106,400	87,000
Securities borrowed and purchased under agreements to resell	106,400	109,500
Loans	0	600
Other financial assets	19,900	18,100
Liabilities
Deposits	1,153,900	1,093,300
Securities loaned and sold under agreements to repurchase	134,500	139,300
Long-term debt	171,900	197,800
Other financial liabilities	17,000	19,200
Fair value | Level 3
Assets
Investments, net of allowance	2,800	2,900
Securities borrowed and purchased under agreements to resell	4,400	0
Loans	659,600	663,300
Other financial assets	89,900	73,600
Liabilities
Deposits	162,300	185,500
Securities loaned and sold under agreements to repurchase	100	0
Long-term debt	12,700	23,400
Other financial liabilities	94,100	83,200
Fair value | Level 3 | Corporate
Fair value measurements additional disclosures
Unfunded lending commitments	8,100	7,300
Lease financing
Liabilities
Total loans	500	700
Lease financing | Corporate
Liabilities
Total loans	$ 455	$ 738